10. COMMON STOCK (Tables)	6 Months Ended
Jun. 30, 2015
Notes to Financial Statements
Stock option transactions

	Number of Options	Weighted Average Exercise Price (C$)
Balance at December 31, 2013	14,400,500	1.22
Granted	2,815,000	0.21
Expired	(2,811,500)	1.99
Forfeited	(625,000)	1.43
Balance at December 31, 2014	13,779,000	0.85
Expired	(80,000)	0.46
Balance at March 31, 2015	13,699,000	0.85
Exercised	(30,000)	0.21
Balance at June 30, 2015	13,669,000	0.85

Schedule of stock options outstanding

Number of Options	Exercise Price (C$)	Aggregate Intrinsic Value (C$)	Expiry Date	Number of Options Exercisable	Aggregate Intrinsic Value (C$)

300,000	2.34	-	September 22, 2015	300,000	-
1,172,500	2.86	-	November 22, 2015	1,172,500	-
200,000	3.47	-	January 4, 2016	200,000	-
125,000	2.94	-	March 8, 2016	125,000	-
150,000	2.05	-	July 7, 2016	150,000	-
100,000	2.23	-	July 15, 2016	100,000	-
1,561,500	1.25	-	January 6, 2017	1,561,500	-
100,000	0.73	-	June 18, 2017	100,000	-
4,630,000	0.56	-	March 15, 2018	4,630,000	-
50,000	0.32	3,500	April 9, 2018	50,000	3,500
150,000	0.34	7,500	June 27, 2018	150,000	7,500
2,345,000	0.30	211,050	December 19, 2018	2,345,000	211,050
2,785,000	0.21	501,300	December 22, 2019	2,785,000	501,300
13,669,000		$723,350		13,669,000	$723,350